Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 320,132	$ 310,853
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	52,311	47,418
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	101,198	92,517
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,692	22,362
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,629	3,888
Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	83,419	89,367
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,420	46,360
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,982	8,460
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,481	481
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	300,286	282,506
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	52,096	46,734
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	97,506	82,846
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,163	19,724
Pass [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,526	3,888
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	71,736	75,859
Pass [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	48,195	44,799
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,583	8,175
Pass [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,481	481
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,389	19,877
Watch [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	130	614
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,161	5,513
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,994	1,925
Watch [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	103
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,398	10,090
Watch [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,209	1,458
Watch [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	394	277
Sub-standard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,457	8,470
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	85	70
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,531	4,158
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	535	713
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,285	3,418
Sub-standard [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	16	103
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 5	$ 8